Offerings - Offering: 1	Jan. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	7,353,885
Proposed Maximum Offering Price per Unit	2.49
Maximum Aggregate Offering Price	$ 18,311,173.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,528.77
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. The maximum price per share and maximum aggregate offering price are based on the average of the high and low sale prices of the common stock as reported on Nasdaq on January 5, 2026, which date is within five business days prior to filing this registration statement.